Fair value measurement of financial instruments - Additional information (Details) - GBP (£)			3 Months Ended		6 Months Ended
	Mar. 24, 2023	Jun. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Loss on forward contracts			£ 0	£ 11,287,000	£ 0	£ 11,287,000
Short term bank deposits	£ 150,000,000	£ 100,000,000	£ 151,935,000		£ 151,935,000		£ 101,234,000
Short-term bank deposits, term	9 months	12 months
Short-term bank deposits, interest rate	4.80%
Forward contract
Disclosure of financial assets and liabilities [Line Items]
Loss on forward contracts				£ 11,287,000
Forward contract | Maximum
Disclosure of financial assets and liabilities [Line Items]
Derivative, term of contract				3 months